UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Tortoise Energy Capital Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013
Master Limited Partnerships and Related Companies - 164.4% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 61.0% (1)
United States - 61.0% (1)
Buckeye Partners, L.P.	610,100	$33,982,570
Enbridge Energy Partners, L.P.	1,372,700	38,037,517
Holly Energy Partners, L.P.	559,000	23,064,340
Magellan Midstream Partners, L.P.	1,404,600	70,454,736
MPLX LP	268,481	8,776,644
NuStar Energy L.P.	508,300	25,943,632
Oiltanking Partners, L.P.	147,900	6,492,810
Plains All American Pipeline, L.P.	1,318,400	72,182,400
Rose Rock Midstream, L.P.	75,312	2,560,608
Sunoco Logistics Partners L.P.	1,087,000	67,970,110
Tesoro Logistics LP	260,300	12,988,970
		362,454,337

Natural Gas/Natural Gas Liquids Pipelines - 75.6% (1)
United States - 75.6% (1)
Boardwalk Pipeline Partners, LP	1,282,700	34,055,685
El Paso Pipeline Partners, L.P.	1,208,086	50,485,914
Energy Transfer Equity, L.P.	277,200	14,744,268
Energy Transfer Partners, L.P.	935,900	44,838,969
Enterprise Products Partners L.P.	1,220,300	69,154,401
EQT Midstream Partners, LP	173,842	6,595,565
Inergy Midstream, L.P.	213,600	5,113,584
Inergy Midstream, L.P. (2)	214,286	4,962,864
Kinder Morgan Management, LLC (3)	655,273	54,276,298
ONEOK Partners, L.P.	642,800	35,231,868
Regency Energy Partners LP	1,705,700	40,578,603
Spectra Energy Partners, LP	578,500	21,358,220
TC PipeLines, LP	402,200	18,444,892
Williams Partners L.P.	1,005,500	49,973,350
		449,814,481

Natural Gas Gathering/Processing - 27.8% (1)
United States - 27.8% (1)
Access Midstream Partners, L.P.	863,355	32,151,340
Copano Energy, L.L.C.	488,600	18,840,416
Crestwood Midstream Partners LP (3)	377,253	9,469,050
DCP Midstream Partners, LP	554,876	22,544,612
MarkWest Energy Partners, L.P.	368,600	21,072,862
Southcross Energy Partners, L.P.	101,635	2,328,458
Summit Midstream Partners, LP	177,600	3,999,552
Targa Resources Partners LP	465,000	19,153,350
Western Gas Equity Partners, LP	161,446	5,484,321
Western Gas Partners LP	548,500	30,079,740
		165,123,701

Total Master Limited Partnerships and Related Companies (Cost $522,332,859)		977,392,519

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (4) (Cost $143,250)	143,250	143,250

Total Investments - 164.4% (1) (Cost $522,476,109)		977,535,769
Other Assets and Liabilities - (38.5%) (1)		(228,936,228)
Long-Term Debt Obligations - (17.5%) (1)		(104,100,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (8.4%) (1)		(50,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$594,499,541

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $4,962,864, which represents 0.8% of net assets.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of February 28, 2013.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2013.  These assets are measured on a recurring basis.

	Fair Value at
Description	February 28, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$977,392,519	$972,429,655	$4,962,864	$-
Other:
Short-Term Investment(b)	143,250	143,250	-	-
Total Assets	$977,535,769	$972,572,905	$4,962,864	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2013

The Company did not hold any Level 3 securities during the period from December 1, 2012 through February 28, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended February 28, 2013.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value, fair value per share and percent of net assets which the security comprises at February 28, 2013.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
Inergy Midstream, L.P.	Unregistered Common Units	214,286	12/7/12	$ 4,500,006	$ 4,962,864	$ 23.16	0.8%

The carrying value per unit of unrestricted common units of Inergy Midstream, L.P. was $23.10 on November 3, 2012, the date of the purchase agreement and the date an enforceable right to acquire the restricted Inergy Midstream, L.P. units was obtained by the Company.
As of February 28, 2013, the aggregate cost of securities for federal income tax purposes was $371,510,708. The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $606,025,061, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $0 and the net unrealized appreciation was $606,025,061.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Capital Corporation

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Capital Corporation

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Capital Corporation

Date: April 23, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer